STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 07, 2025 USD ($) shares	Jan. 13, 2025 USD ($) shares	Nov. 05, 2020 shares	Mar. 31, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($) plan $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans | plan						1
Shares available for grant (in shares) | shares						29,900,000
Taxes withholding obligations paid						$ 14,976	$ 10,587	$ 18,068
Stock-based compensation expense						77,745	73,562	70,808
Intrinsic value of stock options exercised						5,100	11,300	3,400
Options outstanding, aggregate intrinsic value						70,756
Proceeds from the exercise of stock options						0	130	0
Unrecognized compensation cost, net of estimated forfeitures						$ 170,400
Weighted-average period over which cost is expected to be recognized (in years)						3 years 10 months 24 days
Tax benefit recognized related to stock-based compensation						$ 11,500	14,200	16,300
Tax benefit recognized related to the exercise of stock options						$ 2,000	$ 3,900	$ 1,900
Chief Executive Officer | Subsequent Event | Forecast
Share-based Compensation Arrangement by Share-based Payment Award
Stock based compensation expense					$ 14,500
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, outstanding (in shares) | shares						1,708,000	1,822,000
Weighted average grant date fair value of restricted common stock granted (USD per share) | $ / shares						$ 51.29	$ 53.41	$ 114.27
Fair value of RSUs that vested during the period						$ 26,800	$ 8,300	$ 12,700
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)						4 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)						5 years
Restricted Stock Units (RSUs) | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (in shares) | shares	900,000
Cash withholding obligation	$ 34,000
Withholding rate (as a percent)	50.00%
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, outstanding (in shares) | shares						0	0
Market-Based Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Equity instruments other than options, outstanding (in shares) | shares						0	0
Stock Options | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (in shares) | shares	2,400,000
Cash withholding obligation	$ 33,400
Withholding rate (as a percent)	50.00%
Options outstanding, aggregate intrinsic value	$ 66,700
Cash withholding obligation equivalent (in shares) | shares	800,000
Proceeds from the exercise of stock options	$ 34,800
Stock Appreciation Rights (SARs) | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares required to settle vested and unvested interests at fair value (in shares) | shares	600,000
Withholding rate (as a percent)	50.00%
Cash required to settle vested and unvested interests at fair value	$ 25,800
Old IAC Plan
Share-based Compensation Arrangement by Share-based Payment Award
Stated term (in years)						10 years
RSA Agreement
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost, net of estimated forfeitures						$ 81,000
RSA Agreement | Chief Executive Officer | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award
Shares transferred (in shares) | shares		5,000,000
Taxes withholding obligations paid		$ 9,300
RSA Agreement | Restricted Stock Awards | Subsequent Event | Forecast
Share-based Compensation Arrangement by Share-based Payment Award
Stock based compensation expense				$ (60,000)
Stock-based compensation expense				100
RSA Agreement | Restricted Stock Awards | Angi Inc. | Subsequent Event | Forecast
Share-based Compensation Arrangement by Share-based Payment Award
Stock based compensation expense				(10,200)
RSA Agreement | Restricted Stock Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Term of employment agreement and restricted stock agreement (in years)			10 years
Shares authorized for issuance (in shares) | shares			3,000,000.0
RSA Agreement | Restricted Stock Awards | Chief Executive Officer | Subsequent Event | Forecast
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense				$ 14,900
Excluding RSA Agreement | Equity Awards Excluding Restricted Stock Awards Agreement
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost, net of estimated forfeitures						$ 89,300
Weighted-average period over which cost is expected to be recognized (in years)						2 years 1 month 6 days